GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 12.0%
Aerospace & Defense – 0.1%
5,896	BAE Systems PLC	$ 36,389
147	Elbit Systems Ltd.	20,540
255	General Dynamics Corp.	37,442
111	Huntington Ingalls Industries, Inc.	22,188
643	L3Harris Technologies, Inc.	128,246
505	Lockheed Martin Corp.	196,162
142	MTU Aero Engines AG	22,951
782	Northrop Grumman Corp.	262,126
3,182	Raytheon Technologies Corp.	205,303
538	Safran SA*	51,841
10,577	Singapore Technologies Engineering Ltd.	23,954
224	Teledyne Technologies, Inc.*	83,803
3,850	Textron, Inc.	119,234
297	Thales SA	22,733
234	The Boeing Co.	34,129
93	TransDigm Group, Inc.	39,508

		1,306,549

Air Freight & Logistics – 0.1%
2,502	C.H. Robinson Worldwide, Inc.	202,987
10,499	Deutsche Post AG	328,810
333	DSV PANALPINA A/S	35,298
631	Expeditors International of Washington, Inc.	48,189
123	FedEx Corp.	16,059
635	United Parcel Service, Inc. Class B	63,316
2,164	XPO Logistics, Inc.*	170,545
2,095	Yamato Holdings Co. Ltd.	46,609

		911,813

Airlines – 0.0%
6,530	Air Canada*	75,409
6,064	Delta Air Lines, Inc.	152,874
3,097	Deutsche Lufthansa AG*	31,483
2,363	Southwest Airlines Co.	75,852

		335,618

Auto Components – 0.1%
406	Aptiv PLC	30,592
3,965	BorgWarner, Inc.	127,475
1,222	Bridgestone Corp.	40,558
161	Cie Generale des Etablissements Michelin SCA	16,295
1,444	Denso Corp.	55,620
1,046	Faurecia SE	40,555
1,162	Lear Corp.	123,230
3,988	Magna International, Inc.	168,169
735	Stanley Electric Co. Ltd.	17,956
1,887	Sumitomo Electric Industries Ltd.	22,077
3,790	Sumitomo Rubber Industries Ltd.	38,714
4,222	The Yokohama Rubber Co. Ltd.	64,013
1,680	Toyoda Gosei Co. Ltd.	36,066
308	Toyota Industries Corp.	15,825
804	Valeo SA	19,874

		817,019

Shares	Description	Value

Common Stocks – (continued)
Automobiles – 0.1%
412	Bayerische Motoren Werke AG	$ 24,146
300	Ferrari NV	51,008
25,747	Ford Motor Co.	147,015
1,363	General Motors Co.	35,275
4,700	Honda Motor Co. Ltd.	122,381
3,163	Peugeot SA*	45,406
247	Tesla, Inc.*	206,245
2,882	Toyota Motor Corp.	181,630

		813,106

Banks – 0.4%
1,430	Aozora Bank Ltd.	26,557
6,596	Australia & New Zealand Banking Group Ltd.	78,502
25,437	Banco Santander SA	58,157
6,651	Bank Hapoalim BM	40,947
15,743	Bank Leumi Le-Israel BM	83,618
19,788	Bank of America Corp.	477,287
1,831	Bank of Montreal	90,323
391	Banque Cantonale Vaudoise	38,129
35,149	Barclays PLC	50,247
2,077	BNP Paribas SA*	74,742
20,086	BOC Hong Kong Holdings Ltd.	56,574
1,018	Canadian Imperial Bank of Commerce	65,279
5,315	Citigroup, Inc.	254,642
1,649	Citizens Financial Group, Inc.	39,741
506	Comerica, Inc.	18,393
2,969	Commonwealth Bank of Australia	126,076
3,311	Credit Agricole SA*	29,068
1,725	Danske Bank A/S*	21,400
2,869	DBS Group Holdings Ltd.	39,691
2,734	DNB ASA	37,313
2,099	Fifth Third Bancorp	40,700
260	First Republic Bank	28,124
1,949	Hang Seng Bank Ltd.	29,934
33,734	HSBC Holdings PLC	155,356
2,966	Huntington Bancshares, Inc.	26,368
4,891	ING Groep NV	31,799
17,150	Intesa Sanpaolo SpA*	29,842
10,673	Israel Discount Bank Ltd. Class A	33,888
4,046	Japan Post Bank Co. Ltd.	33,482
9,358	JPMorgan Chase & Co.	910,627
381	KBC Group NV	19,990
2,230	KeyCorp.	26,426
84,453	Lloyds Banking Group PLC	31,147
439	M&T Bank Corp.	46,385
3,912	Mediobanca Banca di Credito Finanziario SpA	25,734
21,923	Mitsubishi UFJ Financial Group, Inc.	91,005
2,319	Mizrahi Tefahot Bank Ltd.	45,395
38,785	Mizuho Financial Group, Inc.	48,409
4,993	National Australia Bank Ltd.	58,875
3,794	National Bank of Canada	165,224
4,118	Nordea Bank Abp*	28,047
20,940	Oversea-Chinese Banking Corp. Ltd.	127,138
3,538	People’s United Financial, Inc.	40,510
2,610	Regions Financial Corp.	29,519
7,526	Resona Holdings, Inc.	27,217

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
6,049	Royal Bank of Canada	$ 392,459
5,478	Seven Bank Ltd.	15,657
2,594	Shinsei Bank Ltd.	33,178
205	Signature Bank	21,097
5,390	Skandinaviska Enskilda Banken AB Class A*	46,904
3,568	Societe Generale SA*	52,781
4,380	Standard Chartered PLC	19,982
6,873	Sumitomo Mitsui Financial Group, Inc.	199,470
1,315	Sumitomo Mitsui Trust Holdings, Inc.	38,904
4,564	Svenska Handelsbanken AB Class A*	43,112
29,440	The Bank of East Asia Ltd.	53,363
2,108	The Bank of Nova Scotia	84,467
694	The PNC Financial Services Group, Inc.	79,144
2,512	The Shizuoka Bank Ltd.	16,039
6,699	The Toronto-Dominion Bank	286,964
1,413	Truist Financial Corp.	51,970
2,824	U.S. Bancorp	100,421
3,675	United Overseas Bank Ltd.	50,901
8,928	Wells Fargo & Co.	236,324
4,557	Westpac Banking Corp.	51,977
857	Zions Bancorp NA	28,200

		5,741,141

Beverages – 0.2%
1,967	Anheuser-Busch InBev SA	91,790
960	Asahi Group Holdings Ltd.	36,125
1,475	Brown-Forman Corp. Class B	97,247
1,381	Carlsberg A/S Class B	178,996
4,983	Coca-Cola Amatil Ltd.	29,140
1,458	Coca-Cola Bottlers Japan Holdings, Inc.	28,951
2,887	Coca-Cola European Partners PLC	108,840
1,097	Coca-Cola HBC AG	27,779
206	Constellation Brands, Inc. Class A	35,576
3,438	Davide Campari-Milano SpA	28,054
3,360	Diageo PLC	117,230
2,004	Heineken Holding NV	164,838
806	Heineken NV	73,795
2,057	Ito En Ltd.	118,350
1,425	Keurig Dr Pepper, Inc.	39,786
876	Kirin Holdings Co. Ltd.	17,979
6,953	Molson Coors Beverage Co. Class B	263,936
2,721	Monster Beverage Corp.*	195,667
4,518	PepsiCo, Inc.	594,343
376	Pernod Ricard SA	58,595
137	Remy Cointreau SA	16,297
1,619	Suntory Beverage & Food Ltd.	66,258
7,365	The Coca-Cola Co.	343,798

		2,733,370

Biotechnology – 0.3%
5,675	AbbVie, Inc.	525,902
1,918	Alexion Pharmaceuticals, Inc.*	229,968
499	Alnylam Pharmaceuticals, Inc.*	67,500

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,515	Amgen, Inc.	$ 347,995
1,496	Biogen, Inc.*	459,407
474	BioMarin Pharmaceutical, Inc.*	50,505
819	CSL Ltd.	151,674
459	Galapagos NV*	93,117
186	Genmab A/S*	57,591
4,463	Gilead Sciences, Inc.	347,355
1,301	Grifols SA	40,599
2,786	Incyte Corp.*	283,921
488	Ionis Pharmaceuticals, Inc.*	27,430
604	Moderna, Inc.*	37,146
384	Neurocrine Biosciences, Inc.*	47,908
276	Regeneron Pharmaceuticals, Inc.*	169,136
1,347	Seattle Genetics, Inc.*	211,762
1,041	Vertex Pharmaceuticals, Inc.*	299,766

		3,448,682

Building Products – 0.1%
663	A.O. Smith Corp.	31,493
1,749	Allegion PLC	174,375
2,187	Assa Abloy AB Class B	44,637
1,968	Carrier Global Corp.*	40,285
2,536	Cie de Saint-Gobain	82,992
288	Daikin Industries Ltd.	42,407
1,121	Fortune Brands Home & Security, Inc.	68,336
107	Geberit AG	52,354
1,512	Johnson Controls International PLC	47,492
699	Lennox International, Inc.	149,474
5,980	Masco Corp.	278,967
1,502	Nibe Industrier AB Class B*	33,542
2,425	Owens Corning	127,313
730	Trane Technologies PLC	65,853

		1,239,520

Capital Markets – 0.4%
1,144	Ameriprise Financial, Inc.	160,240
330	Apollo Global Management, Inc.	15,708
1,185	ASX Ltd.	69,842
226	BlackRock, Inc.	119,473
3,477	Brookfield Asset Management, Inc. Class A	109,170
671	Cboe Global Markets, Inc.	71,435
10,810	CI Financial Corp.	128,132
812	CME Group, Inc.	148,271
2,878	Credit Suisse Group AG	26,450
5,673	Daiwa Securities Group, Inc.	23,636
554	Deutsche Boerse AG	91,217
2,100	E*TRADE Financial Corp.	95,634
850	FactSet Research Systems, Inc.	261,383
1,041	Franklin Resources, Inc.	19,644
8,717	Hargreaves Lansdown PLC	198,632
2,475	Hong Kong Exchanges & Clearing Ltd.	87,104
1,471	IGM Financial, Inc.	34,936
1,382	Intercontinental Exchange, Inc.	134,399
9,859	Invesco Ltd.	78,576
1,000	Japan Exchange Group, Inc.	21,575
1,016	KKR & Co., Inc. Class A	28,194

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,305	London Stock Exchange Group PLC	$ 130,164
590	Macquarie Group Ltd.	43,395
2,863	Magellan Financial Group Ltd.	111,957
372	MarketAxess Holdings, Inc.	189,195
1,598	Moody’s Corp.	427,321
3,641	Morgan Stanley	160,932
278	MSCI, Inc.	91,420
530	Nasdaq, Inc.	62,784
12,110	Natixis SA*	27,156
3,689	Nomura Holdings, Inc.	15,899
594	Northern Trust Corp.	46,932
160	Partners Group Holding AG	133,292
484	Raymond James Financial, Inc.	33,532
676	S&P Global, Inc.	219,714
645	Schroders PLC	23,733
1,766	SEI Investments Co.	95,753
33,802	Singapore Exchange Ltd.	198,591
1,810	St. James’s Place PLC	20,646
1,818	State Street Corp.	110,825
1,300	T. Rowe Price Group, Inc.	157,170
558	TD Ameritrade Holding Corp.	20,797
2,157	The Bank of New York Mellon Corp.	80,176
2,531	The Blackstone Group, Inc.	143,761
561	The Carlyle Group, Inc.	15,517
1,101	The Charles Schwab Corp.	39,537
455	TMX Group Ltd.	45,607
6,478	UBS Group AG	69,351

		4,638,808

Chemicals – 0.2%
1,010	Air Liquide SA	137,340
614	Air Products & Chemicals, Inc.	148,373
1,103	Akzo Nobel NV	90,576
1,411	Arkema SA	123,731
555	BASF SE	30,207
525	CF Industries Holdings, Inc.	15,419
859	Clariant AG	15,863
933	Corteva, Inc.*	25,480
551	Covestro AG(a)	20,485
937	Croda International PLC	60,283
861	Dow, Inc.*	33,235
1,290	Eastman Chemical Co.	87,823
1,151	Ecolab, Inc.	244,680
45	EMS-Chemie Holding AG	33,436
268	FMC Corp.	26,374
34	Givaudan SA	122,437
116	International Flavors & Fragrances, Inc.	15,450
594	Johnson Matthey PLC	15,662
820	JSR Corp.	16,154
431	Koninklijke DSM NV	55,131
889	Linde PLC	179,880
465	LyondellBasell Industries NV Class A	29,648
5,794	Mitsubishi Chemical Holdings Corp.	34,129
2,131	Mitsui Chemicals, Inc.	44,438
881	Nippon Paint Holdings Co. Ltd.	61,651
898	Novozymes A/S Class B	49,049
457	Nutrien Ltd.	15,600

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
2,141	Orica Ltd.	$ 24,588
440	PPG Industries, Inc.	44,735
722	RPM International, Inc.	53,991
541	Shin-Etsu Chemical Co. Ltd.	63,358
842	Showa Denko KK	20,216
304	Sika AG	52,224
312	Solvay SA	23,824
499	Symrise AG	54,939
2,221	Taiyo Nippon Sanso Corp.	37,337
2,378	Teijin Ltd.	38,974
2,434	The Mosaic Co.	29,427
221	The Sherwin-Williams Co.	131,241
720	Umicore SA	31,993
460	Yara International ASA	15,824

		2,355,205

Commercial Services & Supplies – 0.1%
8,334	Brambles Ltd.	64,872
937	Cintas Corp.	232,339
1,032	Copart, Inc.*	92,250
1,745	Dai Nippon Printing Co. Ltd.	39,780
5,644	Rentokil Initial PLC	34,906
1,202	Republic Services, Inc.	102,723
1,058	Ritchie Bros Auctioneers, Inc.	45,790
6,438	Rollins, Inc.	269,108
460	Secom Co. Ltd.	39,928
4,454	Securitas AB Class B*	59,465
2,067	Toppan Printing Co. Ltd.	35,422
705	Waste Connections, Inc.	66,298
804	Waste Management, Inc.	85,827

		1,168,708

Communications Equipment – 0.1%
238	Arista Networks, Inc.*	55,563
10,836	Cisco Systems, Inc.	518,178
1,409	F5 Networks, Inc.*	204,192
3,182	Juniper Networks, Inc.	77,195
508	Motorola Solutions, Inc.	68,748
6,541	Telefonaktiebolaget LM Ericsson Class B	59,898

		983,774

Construction & Engineering – 0.1%
9,883	ACS Actividades de Construccion y Servicios SA	252,906
1,692	Bouygues SA*	51,912
2,842	CIMIC Group Ltd.	47,388
1,424	Eiffage SA*	129,990
2,587	Ferrovial SA	70,500
728	HOCHTIEF AG	64,500
1,040	Jacobs Engineering Group, Inc.	87,381
1,674	Obayashi Corp.	15,523
1,866	Shimizu Corp.	15,795
6,199	Skanska AB Class B*	124,618
1,724	Vinci SA	160,841
4,824	WSP Global, Inc.	311,334

		1,332,688

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.0%
1,432	CRH PLC	$ 46,113
1,006	HeidelbergCement AG	50,321
1,280	James Hardie Industries PLC	22,112
1,594	LafargeHolcim Ltd.*	66,463
243	Martin Marietta Materials, Inc.	46,678
355	Vulcan Materials Co.	38,453

		270,140

Consumer Finance – 0.1%
4,356	Acom Co. Ltd.	17,797
4,672	Ally Financial, Inc.	81,479
3,000	American Express Co.	285,210
1,753	Capital One Financial Corp.	119,274
2,480	Discover Financial Services	117,825
329	Isracard Ltd.	899
5,706	Synchrony Financial	116,231

		738,715

Containers & Packaging – 0.0%
2,459	Amcor PLC*	25,106
402	Avery Dennison Corp.	44,489
1,513	Ball Corp.	107,816
919	Crown Holdings, Inc.*	60,130
2,189	International Paper Co.	74,536
154	Packaging Corp. of America	15,617
4,627	Smurfit Kappa Group PLC	151,098
3,410	Westrock Co.	95,685

		574,477

Distributors – 0.0%
1,773	Genuine Parts Co.	147,886
2,046	Jardine Cycle & Carriage Ltd.	31,767
6,659	LKQ Corp.*	182,856

		362,509

Diversified Consumer Services – 0.0%
1,808	Benesse Holdings, Inc.	49,053

Diversified Financial Services – 0.1%
2,058	Berkshire Hathaway, Inc. Class B*	381,924
5,230	Equitable Holdings, Inc.	99,945
2,422	EXOR NV	130,663
342	Groupe Bruxelles Lambert SA	27,757
2,453	Industrivarden AB Class C*	54,978
1,702	Investor AB Class B	91,345
973	Kinnevik AB Class B	24,668
1,234	L E Lundbergforetagen AB Class B*	61,567
13,335	M&G PLC	23,208
1,425	Onex Corp.	66,870
4,094	ORIX Corp.	54,178
673	Pargesa Holding SA	51,111
186	Sofina SA	51,051
1,033	Tokyo Century Corp.	45,201
1,647	Voya Financial, Inc.	74,197
189	Wendel SE	17,444

		1,256,107

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.2%
20,535	AT&T, Inc.	$ 633,710
1,043	BCE, Inc.	43,353
11,845	BT Group PLC	17,054
759	Cellnex Telecom SA(a)	42,586
13,008	CenturyLink, Inc.	127,869
10,347	Deutsche Telekom AG*	162,382
1,098	Elisa Oyj	68,419
37,703	HKT Trust and HKT Ltd.	53,636
4,721	Infrastrutture Wireless Italiane SpA(a)	47,738
15,596	Koninklijke KPN NV	38,122
7,153	Liberty Global PLC Class A*	151,930
8,081	Liberty Global PLC Class C*	166,711
10,490	Nippon Telegraph & Telephone Corp.	238,765
3,682	Orange SA	44,282
64,218	PCCW Ltd.	35,309
15,280	Singapore Telecommunications Ltd.	26,892
14,275	Spark New Zealand Ltd.	39,242
153	Swisscom AG	79,621
86,846	Telecom Italia SpA*	32,239
78,061	Telecom Italia SpA RSP	30,209
6,266	Telefonica Deutschland Holding AG	19,109
8,726	Telefonica SA	40,861
3,393	Telenor ASA	51,429
8,289	Telia Co. AB	28,351
12,507	Telstra Corp. Ltd.	26,787
2,320	TELUS Corp.	40,204
14,582	TPG Telecom Ltd.	81,975
10,412	Verizon Communications, Inc.	597,441

		2,966,226

Electric Utilities – 0.3%
1,649	Alliant Energy Corp.	81,395
926	American Electric Power Co., Inc.	78,942
31,146	AusNet Services	36,520
1,160	Chubu Electric Power Co., Inc.	15,637
3,431	CK Infrastructure Holdings Ltd.	17,241
3,420	CLP Holdings Ltd.	33,570
1,753	Duke Energy Corp.	150,109
438	Edison International	25,452
24,944	EDP - Energias de Portugal SA	116,528
285	Elia Group SA	33,567
1,284	Emera, Inc.	51,049
2,652	Endesa SA	63,347
21,218	Enel SpA	164,052
1,029	Entergy Corp.	104,773
1,515	Evergy, Inc.	93,460
1,480	Eversource Energy	123,876
2,862	Exelon Corp.	109,643
2,166	FirstEnergy Corp.	91,535
2,658	Fortis, Inc.	102,335
3,892	Fortum Oyj	74,954
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,442
2,970	Hydro One Ltd.(a)	57,551
21,295	Iberdrola SA	230,571
3,280	Kyushu Electric Power Co., Inc.	27,338
11,187	Mercury NZ Ltd.	32,403
1,024	NextEra Energy, Inc.	261,693
8,570	NRG Energy, Inc.	308,948

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
1,220	OGE Energy Corp.	$ 38,210
911	Orsted A/S(a)	107,138
478	Pinnacle West Capital Corp.	37,236
3,998	Power Assets Holdings Ltd.	22,387
1,331	PPL Corp.	37,188
1,575	Red Electrica Corp. SA	27,733
4,356	SSE PLC	66,952
12,390	Terna Rete Elettrica Nazionale SpA	84,174
2,899	The Chugoku Electric Power Co., Inc.	39,872
2,226	The Southern Co.	127,038
2,586	Tohoku Electric Power Co., Inc.	26,843
619	Verbund AG	27,598
1,989	Xcel Energy, Inc.	129,345

		3,290,645

Electrical Equipment – 0.1%
2,287	ABB Ltd.	45,379
823	AMETEK, Inc.	75,477
1,541	Eaton Corp. PLC	130,831
769	Emerson Electric Co.	46,924
726	Legrand SA	49,743
1,214	Mitsubishi Electric Corp.	16,027
261	Nidec Corp.	16,066
783	Prysmian SpA	16,782
642	Rockwell Automation, Inc.	138,775
1,076	Schneider Electric SE	106,538
1,259	Sensata Technologies Holding PLC*	44,883
541	Vestas Wind Systems A/S	55,256

		742,681

Electronic Equipment, Instruments & Components – 0.1%
871	Amphenol Corp. Class A	84,104
3,144	Arrow Electronics, Inc.*	217,188
2,651	CDW Corp.	294,022
923	Cognex Corp.	52,371
1,354	Corning, Inc.	30,858
665	FLIR Systems, Inc.	30,723
3,419	Halma PLC	99,219
371	Hamamatsu Photonics KK	16,856
134	Hirose Electric Co. Ltd.	16,020
3,116	Hitachi Ltd.	100,644
255	Ingenico Group SA	35,493
102	IPG Photonics Corp.*	15,851
285	Keyence Corp.	117,391
1,580	Keysight Technologies, Inc.*	170,845
634	Kyocera Corp.	34,344
740	Murata Manufacturing Co. Ltd.	41,623
994	Omron Corp.	66,005
253	TDK Corp.	23,738
651	TE Connectivity Ltd.	52,894
660	Trimble, Inc.*	25,819
450	Zebra Technologies Corp. Class A*	117,594

		1,643,602

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 0.0%
2,403	Baker Hughes Co.	$ 39,673
5,168	Halliburton Co.	60,724
3,412	National Oilwell Varco, Inc.	42,548
1,150	Schlumberger Ltd.	21,240
6,515	Tenaris SA	41,001

		205,186

Entertainment – 0.1%
1,952	Activision Blizzard, Inc.	140,505
32,886	Bollore SA	94,432
818	Electronic Arts, Inc.*	100,516
970	Liberty Media Corp.-Liberty Formula One Class C*	33,610
461	Live Nation Entertainment, Inc.*	22,663
727	Netflix, Inc.*	305,144
1,675	Nexon Co. Ltd.	34,900
197	Nintendo Co. Ltd.	80,096
828	Roku, Inc.*	90,674
538	Square Enix Holdings Co. Ltd.	26,208
485	Take-Two Interactive Software, Inc.*	66,042
2,233	The Walt Disney Co.	261,931
834	Toho Co. Ltd.	30,664
1,312	Ubisoft Entertainment SA*	101,803
1,728	Vivendi SA	39,511

		1,428,699

Equity Real Estate Investment Trusts (REITs) – 0.3%
694	Alexandria Real Estate Equities, Inc.	106,682
962	American Tower Corp.	248,360
22,935	Ascendas Real Estate Investment Trust	51,042
194	AvalonBay Communities, Inc.	30,266
629	Boston Properties, Inc.	54,081
1,496	Camden Property Trust	136,989
814	Canadian Apartment Properties REIT	27,751
1,047	Crown Castle International Corp.	180,252
23	Daiwa House REIT Investment Corp.	56,720
4,704	Dexus	28,297
1,606	Digital Realty Trust, Inc.	230,557
2,102	Duke Realty Corp.	72,477
216	Equinix, Inc.	150,688
1,746	Equity LifeStyle Properties, Inc.	108,776
1,405	Equity Residential	85,087
246	Essex Property Trust, Inc.	59,721
793	Extra Space Storage, Inc.	76,723
1,599	First Capital Real Estate Investment Trust	15,202
6,503	Goodman Group	66,807
1,886	Healthpeak Properties, Inc.	46,471
15,652	Host Hotels & Resorts, Inc.	186,885
351	ICADE	25,163
3,449	Invitation Homes, Inc.	90,709
736	Iron Mountain, Inc.	18,959
2,769	Land Securities Group PLC	20,823
3,020	Link REIT	22,806
19,392	Mapletree Commercial Trust	27,589
23,558	Mapletree Logistics Trust	34,312
2,901	Medical Properties Trust, Inc.	52,450

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
773	Mid-America Apartment Communities, Inc.	$ 89,946
650	National Retail Properties, Inc.	20,404
27	Nippon Prologis REIT, Inc.	76,094
1,078	Omega Healthcare Investors, Inc.	33,569
2,090	Prologis, Inc.	191,235
309	Public Storage	62,647
1,314	Realty Income Corp.	72,677
955	Regency Centers Corp.	40,864
424	SBA Communications Corp.	133,191
5,894	Segro PLC	61,248
417	Simon Property Group, Inc.	24,061
10,224	Stockland	24,410
764	Sun Communities, Inc.	104,813
4,121	The British Land Co. PLC	20,887
776	UDR, Inc.	28,697
1,171	Ventas, Inc.	40,927
10,326	VEREIT, Inc.	56,587
901	Weyerhaeuser Co.	18,191
914	WP Carey, Inc.	54,758

		3,467,851

Food & Staples Retailing – 0.4%
2,009	Aeon Co. Ltd.	44,520
3,664	Alimentation Couche-Tard, Inc. Class B	114,695
7,061	Carrefour SA	107,438
433	Casino Guichard Perrachon SA	16,312
16,643	Coles Group Ltd.	170,375
226	Cosmos Pharmaceutical Corp.	32,508
1,523	Costco Wholesale Corp.	469,800
28,957	Dairy Farm International Holdings Ltd.	122,369
10,546	Empire Co. Ltd. Class A	238,670
964	George Weston Ltd.	69,637
1,271	ICA Gruppen AB	59,861
45,176	J Sainsbury PLC	108,325
12,025	Jeronimo Martins SGPS SA	205,047
661	Kobe Bussan Co. Ltd.	34,401
13,905	Koninklijke Ahold Delhaize NV	352,546
1,322	Lawson, Inc.	73,339
3,107	Loblaw Cos. Ltd.	153,810
5,245	METRO AG	49,062
1,273	Metro, Inc.	53,089
2,493	Seven & i Holdings Co. Ltd.	85,513
3,456	Sundrug Co. Ltd.	116,416
4,411	Sysco Corp.	243,311
35,906	Tesco PLC	101,955
10,206	The Kroger Co.	332,920
1,474	Tsuruha Holdings, Inc.	218,237
4,897	Walgreens Boots Alliance, Inc.	210,277
6,347	Walmart, Inc.	787,409
2,994	Welcia Holdings Co. Ltd.	251,907
19,974	Wm Morrison Supermarkets PLC	46,341
9,350	Woolworths Group Ltd.	220,253

		5,090,343

Food Products – 0.3%
3,611	a2 Milk Co. Ltd.*	42,760
4,941	Ajinomoto Co., Inc.	84,296
1,549	Archer-Daniels-Midland Co.	60,891

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
2,888	Associated British Foods PLC	$ 65,321
12	Barry Callebaut AG	24,203
793	Bunge Ltd.	30,943
2,487	Calbee, Inc.	72,014
1,425	Campbell Soup Co.	72,647
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	129,087
3,567	Conagra Brands, Inc.	124,096
3,958	Danone SA	272,312
4,015	General Mills, Inc.	253,106
1,482	Hormel Foods Corp.	72,366
2,387	Ingredion, Inc.	201,057
1,263	Kellogg Co.	82,487
687	Kerry Group PLC Class A	85,120
531	Kikkoman Corp.	26,792
654	Lamb Weston Holdings, Inc.	39,279
652	McCormick & Co., Inc.	114,204
311	MEIJI Holdings Co. Ltd.	23,484
3,529	Mondelez International, Inc. Class A	183,931
1,885	Mowi ASA	35,529
7,464	Nestle SA	810,419
430	NH Foods Ltd.	15,910
396	Nissin Foods Holdings Co. Ltd.	33,194
4,833	Orkla ASA	43,409
1,585	Saputo, Inc.	38,944
1,467	The Hershey Co.	199,043
1,414	The J.M. Smucker Co.	161,097
4,216	The Kraft Heinz Co.	128,462
469	Toyo Suisan Kaisha Ltd.	24,577
2,956	Tyson Foods, Inc. Class A	181,617
24,551	WH Group Ltd.(a)	21,358
44,674	Wilmar International Ltd.	126,208
7,214	Yamazaki Baking Co. Ltd.	129,325

		4,009,488

Gas Utilities – 0.0%
1,386	AltaGas Ltd.	14,878
5,526	APA Group	42,825
560	Atmos Energy Corp.	57,557
1,027	Enagas SA	23,149
20,611	Hong Kong & China Gas Co. Ltd.	34,773
2,228	Naturgy Energy Group SA	41,549
1,345	Osaka Gas Co. Ltd.	26,997
17,060	Snam SpA	79,915
330	Toho Gas Co. Ltd.	16,378
1,079	Tokyo Gas Co. Ltd.	25,834
5,044	UGI Corp.	160,601

		524,456

Health Care Equipment & Supplies – 0.4%
3,321	Abbott Laboratories	315,229
945	ABIOMED, Inc.*	211,586
637	Alcon, Inc.*	41,237
942	Align Technology, Inc.*	231,374
1,058	Ambu A/S	35,704
1,170	Asahi Intecc Co. Ltd.	35,917
2,605	Baxter International, Inc.	234,476
525	Becton Dickinson & Co.	129,638
646	BioMerieux	92,825

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
3,165	Boston Scientific Corp.*	$ 120,238
311	Carl Zeiss Meditec AG	31,825
1,085	Cochlear Ltd.	139,932
904	Coloplast A/S Class B	152,898
1,332	Danaher Corp.	221,925
884	DENTSPLY SIRONA, Inc.	41,124
362	DexCom, Inc.*	136,948
581	DiaSorin SpA	122,098
1,126	Edwards Lifesciences Corp.*	253,035
2,547	Fisher & Paykel Healthcare Corp. Ltd.	47,488
1,343	Hologic, Inc.*	71,179
2,216	Hoya Corp.	208,511
1,031	IDEXX Laboratories, Inc.*	318,455
674	Insulet Corp.*	127,096
155	Intuitive Surgical, Inc.*	89,905
2,850	Koninklijke Philips NV*	129,569
560	Masimo Corp.*	134,506
2,676	Medtronic PLC	263,800
10,304	Olympus Corp.	179,159
1,448	ResMed, Inc.	232,867
803	Siemens Healthineers AG(a)	41,693
6,236	Smith & Nephew PLC	127,224
624	Sonova Holding AG	137,567
641	STERIS PLC	106,336
125	Straumann Holding AG	101,946
679	Stryker Corp.	132,901
491	Sysmex Corp.	39,403
172	Teleflex, Inc.	62,412
536	Terumo Corp.	21,083
238	The Cooper Cos., Inc.	75,441
951	Varian Medical Systems, Inc.*	115,442
455	West Pharmaceutical Services, Inc.	98,298
430	Zimmer Biomet Holdings, Inc.	54,326

		5,464,616

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	159,981
692	Anthem, Inc.	203,524
3,515	Cardinal Health, Inc.	192,235
1,885	Centene Corp.*	124,881
1,735	Cigna Corp.*	342,350
5,676	CVS Health Corp.	372,175
2,262	DaVita, Inc.*	183,132
1,074	Fresenius Medical Care AG & Co. KGaA	90,857
2,142	Fresenius SE & Co. KGaA	103,552
1,310	HCA Healthcare, Inc.	140,039
3,162	Henry Schein, Inc.*	191,997
434	Humana, Inc.	178,222
1,455	Laboratory Corp. of America Holdings*	255,091
1,470	McKesson Corp.	233,245
3,205	Medipal Holdings Corp.	63,492
172	Molina Healthcare, Inc.*	31,961
1,559	Quest Diagnostics, Inc.	184,398
1,792	Sonic Healthcare Ltd.	33,687
2,664	UnitedHealth Group, Inc.	812,120
1,164	Universal Health Services, Inc. Class B	122,744

		4,019,683

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 0.0%
3,888	Cerner Corp.	$ 283,435
1,242	M3, Inc.	50,170
296	Teladoc Health, Inc.*	51,522
969	Veeva Systems, Inc. Class A*	212,085

		597,212

Hotels, Restaurants & Leisure – 0.2%
823	Accor SA*	23,266
5,147	Aramark	133,256
1,836	Aristocrat Leisure Ltd.	31,669
80	Chipotle Mexican Grill, Inc.*	80,313
4,037	Compass Group PLC	59,180
2,438	Crown Resorts Ltd.	15,621
853	Darden Restaurants, Inc.	65,562
902	Domino’s Pizza, Inc.	348,028
2,731	Evolution Gaming Group AB(a)	160,560
493	Flutter Entertainment PLC*	62,660
2,853	GVC Holdings PLC	28,007
819	Hilton Worldwide Holdings, Inc.	64,955
1,370	InterContinental Hotels Group PLC	65,752
5,462	La Francaise des Jeux SAEM*(a)	187,279
309	Las Vegas Sands Corp.	14,813
372	Marriott International, Inc. Class A	32,922
1,474	McDonald’s Corp.	274,636
779	McDonald’s Holdings Co. Japan Ltd.	41,456
7,033	MGM Resorts International	120,827
400	Oriental Land Co. Ltd.	58,108
589	Sodexo SA	39,737
2,363	Starbucks Corp.	184,290
9,053	Tabcorp Holdings Ltd.	19,482
85	Vail Resorts, Inc.	16,858
21,794	Wynn Macau Ltd.	37,328
2,750	Yum! Brands, Inc.	246,757

		2,413,322

Household Durables – 0.1%
6,021	Barratt Developments PLC	37,244
2,385	Berkeley Group Holdings PLC	121,496
1,131	Casio Computer Co. Ltd.	19,974
1,106	D.R. Horton, Inc.	61,162
635	Garmin Ltd.	57,258
5,908	Husqvarna AB Class B	43,812
1,543	Iida Group Holdings Co. Ltd.	22,933
1,598	Lennar Corp. Class A	96,615
327	Mohawk Industries, Inc.*	30,476
1,094	Newell Brands, Inc.	14,386
25	NVR, Inc.*	80,540
2,890	Panasonic Corp.	25,891
568	Persimmon PLC	16,202
1,944	PulteGroup, Inc.	66,038
247	Rinnai Corp.	20,867
1,867	SEB SA	257,456
3,934	Sekisui House Ltd.	75,097

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
2,749	Sony Corp.	$ 178,041
16,671	Taylor Wimpey PLC	29,862

		1,255,350

Household Products – 0.2%
1,266	Church & Dwight Co., Inc.	95,039
5,481	Colgate-Palmolive Co.	396,441
1,664	Essity AB Class B*	55,113
1,180	Henkel AG & Co. KGaA (Household Products)	100,440
1,647	Kimberly-Clark Corp.	232,952
2,631	Lion Corp.	60,580
2,314	Pigeon Corp.	90,484
1,083	Reckitt Benckiser Group PLC	97,000
1,465	The Clorox Co.	302,156
5,715	The Procter & Gamble Co.	662,483
1,168	Unicharm Corp.	43,614

		2,136,302

Independent Power and Renewable Electricity Producers – 0.0%
3,473	AES Corp.	43,378
1,419	Electric Power Development Co. Ltd.	26,866
15,841	Meridian Energy Ltd.	46,916
2,224	Uniper SE	69,559
17,160	Vistra Energy Corp.	350,750

		537,469

Industrial Conglomerates – 0.1%
1,063	3M Co.	166,296
21,501	CK Hutchison Holdings Ltd.	132,379
253	DCC PLC	21,223
7,332	General Electric Co.	48,171
1,185	Honeywell International, Inc.	172,832
917	Investment AB Latour	16,537
1,385	Jardine Matheson Holdings Ltd.	55,695
843	Jardine Strategic Holdings Ltd.	16,845
550	Keihan Holdings Co. Ltd.	26,225
226	Roper Technologies, Inc.	88,999
641	Siemens AG	70,673

		815,875

Insurance – 0.4%
8,122	Admiral Group PLC	234,600
33,140	Aegon NV	88,938
2,561	Aflac, Inc.	93,400
1,306	Ageas SA	44,579
16,775	AIA Group Ltd.	137,652
43	Alleghany Corp.	22,063
1,201	Allianz SE	217,665
1,486	American International Group, Inc.	44,669
1,395	Aon PLC	274,745
3,046	Arch Capital Group Ltd.*	85,958
1,384	Arthur J. Gallagher & Co.	130,484
7,809	Assicurazioni Generali SpA	108,866
525	Assurant, Inc.	53,855
2,337	Athene Holding Ltd. Class A*	67,516

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
20,657	Aviva PLC	$ 63,717
4,282	AXA SA	78,570
475	Baloise Holding AG	67,970
1,980	Brown & Brown, Inc.	79,596
1,162	Chubb Ltd.	141,694
290	Cincinnati Financial Corp.	17,096
3,785	CNP Assurances	40,044
2,060	Dai-ichi Life Holdings, Inc.	27,025
22,196	Direct Line Insurance Group PLC	72,707
653	Erie Indemnity Co. Class A	117,697
237	Everest Re Group Ltd.	47,023
103	Fairfax Financial Holdings Ltd.	28,612
1,837	Fidelity National Financial, Inc.	58,600
4,939	Gjensidige Forsikring ASA*	90,042
828	Globe Life, Inc.	63,773
4,402	Great-West Lifeco, Inc.	71,680
548	Hannover Rueck SE	88,501
4,923	iA Financial Corp., Inc.	157,217
7,993	Insurance Australia Group Ltd.	32,639
739	Intact Financial Corp.	70,548
7,225	Japan Post Holdings Co. Ltd.	52,704
23,802	Legal & General Group PLC	58,766
2,384	Lincoln National Corp.	90,425
480	Loews Corp.	15,955
5,208	Manulife Financial Corp.	64,682
11,762	Mapfre SA	20,741
28	Markel Corp.*	25,128
1,600	Marsh & McLennan Cos., Inc.	169,472
12,505	Medibank Pvt. Ltd.	23,747
3,727	MetLife, Inc.	134,209
1,821	MS&AD Insurance Group Holdings, Inc.	53,637
566	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	129,070
2,321	NN Group NV	71,243
6,961	Poste Italiane SpA(a)	61,589
8,464	Power Corp. of Canada	137,763
1,436	Principal Financial Group, Inc.	55,458
1,715	Prudential Financial, Inc.	104,546
6,287	QBE Insurance Group Ltd.	37,043
643	Reinsurance Group of America, Inc.	58,352
340	RenaissanceRe Holdings Ltd.	57,072
5,437	RSA Insurance Group PLC	26,627
970	SCOR SE*	24,325
878	Sompo Holdings, Inc.	31,320
1,730	Sun Life Financial, Inc.	59,344
11,150	Suncorp Group Ltd.	68,760
352	Swiss Life Holding AG	124,770
413	Swiss Re AG	28,204
2,559	The Allstate Corp.	250,296
1,442	The Hartford Financial Services Group, Inc.	55,214
2,277	The Progressive Corp.	176,877
878	The Travelers Cos., Inc.	93,928
1,704	Tokio Marine Holdings, Inc.	73,936
1,146	Tryg A/S	32,196
494	W.R. Berkley Corp.	28,627
592	Willis Towers Watson PLC	120,117
625	Zurich Insurance Group AG	202,251

		5,838,135

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 0.4%
767	Alphabet, Inc. Class A*	$ 1,099,510
867	Alphabet, Inc. Class C*	1,238,874
34,991	Auto Trader Group PLC(a)	243,216
7,411	Facebook, Inc. Class A*	1,668,142
6,309	Kakaku.com, Inc.	153,211
716	LINE Corp.*	35,849
2,114	Match Group, Inc.*	188,230
895	Pinterest, Inc. Class A*	18,159
838	REA Group Ltd.	56,354
721	Scout24 AG(a)	55,231
2,631	Snap, Inc. Class A*	49,831
681	Twitter, Inc.*	21,091
3,757	Z Holdings Corp.	15,453

		4,843,151

Internet & Direct Marketing Retail – 0.4%
1,381	Amazon.com, Inc.*	3,372,913
184	Booking Holdings, Inc.*	301,653
298	Delivery Hero SE*(a)	28,671
4,186	eBay, Inc.	190,631
1,638	Expedia Group, Inc.	130,188
150	Just Eat Takeaway.com NV*(a)	16,331
82	MercadoLibre, Inc.*	69,837
5,228	Ocado Group PLC*	142,188
783	Prosus NV*	64,840
9,073	Rakuten, Inc.	82,605
2,472	Wayfair, Inc. Class A*	424,072
3,533	Zalando SE*(a)	240,240
7,864	ZOZO, Inc.	145,036

		5,209,205

IT Services – 0.5%
2,719	Accenture PLC Class A	548,205
34	Adyen NV*(a)	44,648
897	Akamai Technologies, Inc.*	94,903
1,463	Amadeus IT Group SA	76,502
2,848	Atos SE*	216,758
810	Automatic Data Processing, Inc.	118,657
1,650	Black Knight, Inc.*	127,017
1,089	Booz Allen Hamilton Holding Corp.	86,859
483	Broadridge Financial Solutions, Inc.	58,491
976	Capgemini SE	100,816
2,194	CGI, Inc.*	140,195
4,893	Cognizant Technology Solutions Corp. Class A	259,329
1,121	Edenred	46,908
373	EPAM Systems, Inc.*	86,029
1,753	Fidelity National Information Services, Inc.	243,369
2,392	Fiserv, Inc.*	255,394
384	FleetCor Technologies, Inc.*	93,615
745	Fujitsu Ltd.	76,771
541	Gartner, Inc.*	65,840
1,105	Global Payments, Inc.	198,336
323	GMO Payment Gateway, Inc.	36,433
859	GoDaddy, Inc. Class A*	66,358
3,525	International Business Machines Corp.	440,272

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
839	Itochu Techno-Solutions Corp.	$ 28,396
493	Jack Henry & Associates, Inc.	89,164
3,445	Leidos Holdings, Inc.	362,724
2,202	Mastercard, Inc. Class A	662,560
277	MongoDB, Inc.*	64,294
2,035	Nexi SpA*(a)	33,618
1,492	Nomura Research Institute Ltd.	39,567
2,940	NTT Data Corp.	34,080
376	Obic Co. Ltd.	65,326
496	Okta, Inc.*	97,008
338	Otsuka Corp.	16,368
1,624	Paychex, Inc.	117,383
2,155	PayPal Holdings, Inc.*	334,047
244	Shopify, Inc. Class A*	185,186
543	Square, Inc. Class A*	44,026
8,664	The Western Union Co.	173,453
82	Twilio, Inc. Class A*	16,203
1,007	VeriSign, Inc.*	220,543
3,198	Visa, Inc. Class A	624,378
1,260	Wix.com Ltd.*	280,136
228	Worldline SA*(a)	17,120

		6,987,285

Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	39,585
294	Hasbro, Inc.	21,612

		61,197

Life Sciences Tools & Services – 0.1%
1,022	Agilent Technologies, Inc.	90,079
138	Bio-Rad Laboratories, Inc. Class A*	67,802
51	Eurofins Scientific SE	34,675
196	Illumina, Inc.*	71,158
512	IQVIA Holdings, Inc.*	76,554
248	Lonza Group AG	122,467
358	Mettler-Toledo International, Inc.*	284,610
560	PerkinElmer, Inc.	56,263
729	QIAGEN NV*	31,811
488	Sartorius Stedim Biotech*	132,824
841	Thermo Fisher Scientific, Inc.	293,669
844	Waters Corp.*	168,673

		1,430,585

Machinery – 0.2%
836	Alstom SA	35,187
1,546	ANDRITZ AG	57,922
1,301	Atlas Copco AB Class A	51,461
1,042	Atlas Copco AB Class B	37,035
681	Caterpillar, Inc.	81,808
1,232	Cummins, Inc.	208,947
399	Daifuku Co. Ltd.	31,215
387	Deere & Co.	58,870
779	Dover Corp.	75,758
1,450	Epiroc AB Class A	16,231
1,494	Epiroc AB Class B	16,752
640	Fortive Corp.	39,027
289	IDEX Corp.	46,058
874	Illinois Tool Works, Inc.	150,730
644	Ingersoll Rand, Inc.*	18,161
866	KION Group AG	48,482

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
741	Knorr-Bremse AG	$ 78,481
777	Komatsu Ltd.	15,712
727	Kone Oyj Class B	48,867
1,144	Kubota Corp.	15,405
2,964	MISUMI Group, Inc.	78,895
999	Mitsubishi Heavy Industries Ltd.	25,932
377	Miura Co. Ltd.	16,213
1,130	NGK Insulators Ltd.	16,586
176	Nordson Corp.	33,150
984	Otis Worldwide Corp.	51,808
644	PACCAR, Inc.	47,566
1,060	Parker-Hannifin Corp.	190,768
415	Pentair PLC	16,243
1,093	Sandvik AB*	18,272
407	Schindler Holding AG (Machinery)	95,064
3,971	SKF AB Class B	73,417
94	SMC Corp.	47,592
1,517	Snap-on, Inc.	196,740
439	Spirax-Sarco Engineering PLC	53,879
433	Stanley Black & Decker, Inc.	54,320
7,825	Techtronic Industries Co. Ltd.	68,264
1,571	Volvo AB Class B	22,417
1,164	Westinghouse Air Brake Technologies Corp.	71,085
596	Xylem, Inc.	39,539
30,112	Yangzijiang Shipbuilding Holdings Ltd.	20,096

		2,369,955

Marine – 0.0%
129	AP Moller - Maersk A/S Class A	118,480
122	AP Moller - Maersk A/S Class B	120,283
1,108	Kuehne & Nagel International AG*	160,247

		399,010

Media – 0.2%
5,822	Altice Europe NV Class A*	22,998
45	Cable One, Inc.	84,910
355	Charter Communications, Inc. Class A*	193,120
13,055	Comcast Corp. Class A	516,978
5,070	CyberAgent, Inc.	256,382
6,431	Discovery, Inc. Class A*	139,874
7,186	Discovery, Inc. Class C*	140,774
4,627	Fox Corp. Class A	134,970
4,435	Fox Corp. Class B*	127,639
2,474	Hakuhodo DY Holdings, Inc.	30,809
2,987	Informa PLC	17,111
749	JCDecaux SA*	15,347
548	Liberty Broadband Corp. Class A*	73,810
857	Liberty Broadband Corp. Class C*	117,083
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	163,130
4,541	Liberty Media Corp.-Liberty SiriusXM, Class A*	165,747
11,532	News Corp. Class A	141,267
1,171	Omnicom Group, Inc.	64,159
1,506	Publicis Groupe SA	42,914
1,596	Quebecor, Inc. Class B	35,088

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
6,350	Schibsted ASA Class B*	$ 152,376
1,717	Shaw Communications, Inc. Class B	28,969
11,214	Sirius XM Holdings, Inc.	65,266
6,456	The Interpublic Group of Cos., Inc.	110,462
4,879	ViacomCBS, Inc. Class B	101,191
8,405	WPP PLC	63,966

		3,006,340

Metals & Mining – 0.1%
749	Agnico Eagle Mines Ltd.	47,921
3,325	Anglo American PLC	70,387
11,926	ArcelorMittal SA	114,221
6,263	B2Gold Corp.	34,525
3,074	Barrick Gold Corp.	73,922
2,385	BHP Group Ltd.	56,133
1,268	BHP Group PLC	24,936
14,188	BlueScope Steel Ltd.	104,531
8,534	Evolution Mining Ltd.	34,207
18,176	Evraz PLC	63,687
6,980	Fortescue Metals Group Ltd.	64,617
637	Franco-Nevada Corp.	89,412
55,883	Glencore PLC*	105,538
5,017	Kinross Gold Corp.*	32,612
2,283	Kirkland Lake Gold Ltd.	87,964
865	Maruichi Steel Tube Ltd.	22,191
756	Mitsubishi Materials Corp.	17,247
1,903	Newcrest Mining Ltd.	38,560
2,181	Newmont Corp.	127,523
1,779	Northern Star Resources Ltd.	17,225
2,217	Nucor Corp.	93,690
1,210	Pan American Silver Corp.	35,583
699	Rio Tinto Ltd.	43,659
1,221	Rio Tinto PLC	66,220
87,313	South32 Ltd.	110,395
3,932	Steel Dynamics, Inc.	104,434
802	voestalpine AG	15,663
1,070	Wheaton Precious Metals Corp.	46,100
6,290	Yamana Gold, Inc.	34,035

		1,777,138

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,860	AGNC Investment Corp.	49,949
6,371	Annaly Capital Management, Inc.	39,245

		89,194

Multi-Utilities – 0.1%
2,726	AGL Energy Ltd.	30,541
3,601	Algonquin Power & Utilities Corp.	50,425
1,497	Ameren Corp.	111,871
1,307	Atco Ltd. Class I	36,841
1,900	Canadian Utilities Ltd. Class A	45,594
1,935	CenterPoint Energy, Inc.	34,404
1,712	CMS Energy Corp.	100,289
1,210	Consolidated Edison, Inc.	90,823
1,913	Dominion Energy, Inc.	162,624
570	DTE Energy Co.	61,315
5,510	E.ON SE	58,448

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
4,666	Engie SA*	$ 55,452
9,529	National Grid PLC	109,636
2,648	NiSource, Inc.	63,102
1,180	Public Service Enterprise Group, Inc.	60,227
3,727	RWE AG	124,203
892	Sempra Energy	112,669
13,999	Suez SA	159,617
2,984	Veolia Environnement SA	65,708
1,365	WEC Energy Group, Inc.	125,211

		1,659,000

Multiline Retail – 0.1%
186	Canadian Tire Corp. Ltd. Class A	15,889
865	Dollar General Corp.	165,656
1,232	Dollar Tree, Inc.*	120,576
1,999	Dollarama, Inc.	67,773
2,386	Next PLC	144,296
800	Pan Pacific International Holdings Corp.	16,132
7,530	Ryohin Keikaku Co. Ltd.	114,196
3,567	Target Corp.	436,351
8,260	Wesfarmers Ltd.	222,477

		1,303,346

Oil, Gas & Consumable Fuels – 0.2%
1,812	Ampol Ltd.	32,782
16,784	BP PLC	64,181
1,320	Cabot Oil & Gas Corp.	26,189
2,403	Canadian Natural Resources Ltd.	43,894
17,782	Cenovus Energy, Inc.	77,490
495	Cheniere Energy, Inc.*	21,953
4,196	Chevron Corp.	384,773
2,460	ConocoPhillips	103,763
3,233	Enbridge, Inc.	105,149
8,653	Eni SpA	78,695
594	EOG Resources, Inc.	30,276
4,375	Exxon Mobil Corp.	198,931
3,383	HollyFrontier Corp.	106,395
778	Idemitsu Kosan Co. Ltd.	17,321
2,060	Imperial Oil Ltd.	32,183
2,919	Inpex Corp.	20,440
15,230	JXTG Holdings, Inc.	58,863
4,802	Kinder Morgan, Inc.	75,872
922	Koninklijke Vopak NV	50,467
3,675	Marathon Petroleum Corp.	129,140
1,026	Neste Oyj	41,808
2,436	OMV AG	80,495
883	ONEOK, Inc.	32,397
630	Pembina Pipeline Corp.	15,740
576	Phillips 66	45,078
10,499	Repsol SA	98,849
9,614	Royal Dutch Shell PLC Class A	152,171
8,927	Royal Dutch Shell PLC Class B	136,287
8,017	Santos Ltd.	28,720
2,565	Suncor Energy, Inc.	44,096
2,189	TC Energy Corp.	98,651
859	The Williams Cos., Inc.	17,549
5,120	TOTAL SA	194,154
1,670	Valero Energy Corp.	111,289
1,934	Woodside Petroleum Ltd.	29,179

		2,785,220

Shares	Description	Value

Common Stocks – (continued)
Paper & Forest Products – 0.0%
896	Mondi PLC	$ 16,858
4,380	Oji Holdings Corp.	22,032
2,653	Svenska Cellulosa AB SCA Class B*	33,197
3,223	UPM-Kymmene Oyj	92,996

		165,083

Personal Products – 0.1%
1,124	Beiersdorf AG	118,064
347	Kao Corp.	27,934
219	Kobayashi Pharmaceutical Co. Ltd.	19,592
902	Kose Corp.	113,591
1,303	L’Oreal SA	382,185
5,298	Pola Orbis Holdings, Inc.	103,566
2,341	Shiseido Co. Ltd.	143,620
1,777	The Estee Lauder Cos., Inc. Class A	350,904
4,679	Unilever NV	241,801
2,982	Unilever PLC	160,114

		1,661,371

Pharmaceuticals – 0.7%
11,771	Astellas Pharma, Inc.	210,323
2,318	AstraZeneca PLC	249,648
1,418	Bausch Health Cos., Inc.*	26,118
4,429	Bayer AG	302,765
7,706	Bristol-Myers Squibb Co.	460,202
621	Catalent, Inc.*	48,270
913	Chugai Pharmaceutical Co. Ltd.	134,916
1,005	Daiichi Sankyo Co. Ltd.	94,435
747	Eisai Co. Ltd.	58,633
894	Elanco Animal Health, Inc.*	19,141
3,531	Eli Lilly & Co.	540,066
12,934	GlaxoSmithKline PLC	267,898
1,343	Hikma Pharmaceuticals PLC	42,774
4,668	Ipsen SA	365,227
1,839	Jazz Pharmaceuticals PLC*	219,430
7,896	Johnson & Johnson	1,174,530
1,196	Kyowa Kirin Co. Ltd.	32,456
7,166	Merck & Co., Inc.	578,440
1,655	Merck KGaA	190,780
16,546	Mylan NV*	282,440
4,550	Novartis AG	396,104
5,249	Novo Nordisk A/S Class B	343,834
1,221	Ono Pharmaceutical Co. Ltd.	35,022
3,613	Orion Oyj Class B	193,381
881	Otsuka Holdings Co. Ltd.	39,735
4,401	Perrigo Co. PLC	241,043
11,978	Pfizer, Inc.	457,440
2,657	Recordati SpA	121,000
2,395	Roche Holding AG	831,356
2,320	Sanofi	226,930
890	Santen Pharmaceutical Co. Ltd.	16,485
517	Shionogi & Co. Ltd.	30,659
7,289	Sumitomo Dainippon Pharma Co. Ltd.	103,232

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,029	Taisho Pharmaceutical Holdings Co. Ltd.	$ 65,540
2,123	Takeda Pharmaceutical Co. Ltd.	83,050
22,641	Teva Pharmaceutical Industries Ltd. ADR*	283,692
2,101	UCB SA	210,279
107	Vifor Pharma AG	16,396
1,414	Zoetis, Inc.	197,097

		9,190,767

Professional Services – 0.2%
1,291	Adecco Group AG	62,076
1,137	Bureau Veritas SA	23,261
79	CoStar Group, Inc.*	51,887
544	Equifax, Inc.	83,537
4,196	Experian PLC	147,164
1,398	IHS Markit Ltd.	97,105
354	Intertek Group PLC	24,227
3,333	Nielsen Holdings PLC	46,295
412	Nihon M&A Center, Inc.	16,604
5,442	Persol Holdings Co. Ltd.	71,921
2,621	Randstad NV	109,773
5,854	Recruit Holdings Co. Ltd.	201,653
6,032	RELX PLC	140,398
8,095	Robert Half International, Inc.	410,740
130	SGS SA	306,707
125	Teleperformance	29,765
1,175	Thomson Reuters Corp.	78,700
657	TransUnion	56,693
777	Verisk Analytics, Inc.	134,172
1,605	Wolters Kluwer NV	127,707

		2,220,385

Real Estate Management & Development – 0.1%
1,486	Aeon Mall Co. Ltd.	20,880
4,949	Aroundtown SA	27,220
593	Azrieli Group Ltd.	31,268
9,284	CapitaLand Ltd.*	19,063
4,456	CBRE Group, Inc. Class A*	195,975
6,940	CK Asset Holdings Ltd.	38,118
463	Daito Trust Construction Co. Ltd.	48,991
720	Deutsche Wohnen SE	32,240
6,848	Henderson Land Development Co. Ltd.	24,638
1,935	Hulic Co. Ltd.	19,593
1,862	Jones Lang LaSalle, Inc.	190,669
173	LEG Immobilien AG	21,648
1,136	Mitsubishi Estate Co. Ltd.	18,056
1,077	Mitsui Fudosan Co. Ltd.	20,719
5,993	Nomura Real Estate Holdings, Inc.	110,619
1,430	Sun Hung Kai Properties Ltd.	16,749
10,882	Swire Pacific Ltd. Class A	57,253
474	Swiss Prime Site AG	44,300
1,665	Vonovia SE	95,767
4,296	Wheelock & Co. Ltd.	29,163

		1,062,929

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.1%
74	AMERCO	$ 23,865
11,181	Aurizon Holdings Ltd.	35,470
577	Canadian National Railway Co.	49,702
230	Canadian Pacific Railway Ltd.	57,648
195	Central Japan Railway Co.	33,419
1,306	CSX Corp.	93,483
492	East Japan Railway Co.	38,643
679	Hankyu Hanshin Holdings, Inc.	25,128
374	J.B. Hunt Transport Services, Inc.	44,757
386	Kansas City Southern	58,101
409	Keio Corp.	24,385
621	Keisei Electric Railway Co. Ltd.	20,404
433	Kintetsu Group Holdings Co. Ltd.	21,274
782	Knight-Swift Transportation Holdings, Inc.	32,539
968	Kyushu Railway Co.	27,508
3,927	MTR Corp. Ltd.	18,950
1,691	Nagoya Railroad Co. Ltd.	51,024
215	Norfolk Southern Corp.	38,332
939	Odakyu Electric Railway Co. Ltd.	23,503
413	Old Dominion Freight Line, Inc.	70,660
1,375	Seibu Holdings, Inc.	17,976
1,036	Tobu Railway Co. Ltd.	36,771
1,830	Tokyu Corp.	29,099
811	Union Pacific Corp.	137,756
322	West Japan Railway Co.	20,846

		1,031,243

Semiconductors & Semiconductor Equipment – 0.4%
6,306	Advanced Micro Devices, Inc.*	339,263
1,298	Advantest Corp.	64,419
621	Analog Devices, Inc.	70,142
2,529	Applied Materials, Inc.	142,079
724	ASML Holding NV	237,168
856	Broadcom, Inc.	249,327
82	Disco Corp.	18,371
745	Infineon Technologies AG	15,703
15,036	Intel Corp.	946,215
518	KLA Corp.	91,147
447	Lam Research Corp.	122,331
386	Lasertec Corp.	31,840
1,071	Marvell Technology Group Ltd.	34,936
1,030	Maxim Integrated Products, Inc.	59,410
870	Microchip Technology, Inc.	83,537
5,723	Micron Technology, Inc.*	274,189
1,322	NVIDIA Corp.	469,336
1,643	NXP Semiconductors NV	157,892
7,534	ON Semiconductor Corp.*	124,236
1,834	Qorvo, Inc.*	192,093
3,479	QUALCOMM, Inc.	281,382
7,939	Renesas Electronics Corp.*	41,294
699	Skyworks Solutions, Inc.	82,859
1,582	STMicroelectronics NV	39,289
2,494	Teradyne, Inc.	167,148
3,472	Texas Instruments, Inc.	412,265
239	Tokyo Electron Ltd.	48,095
1,026	Xilinx, Inc.	94,341

		4,890,307

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 0.8%
1,457	Adobe, Inc.*	$ 563,276
304	ANSYS, Inc.*	86,032
1,115	Autodesk, Inc.*	234,574
335	Avalara, Inc.*	35,865
588	AVEVA Group PLC	29,875
4,191	Cadence Design Systems, Inc.*	382,596
2,012	CDK Global, Inc.	79,092
504	Check Point Software Technologies Ltd.*	55,274
2,715	Citrix Systems, Inc.	402,146
293	Constellation Software, Inc.	333,067
149	Coupa Software, Inc.*	33,899
203	Dassault Systemes SE	34,659
406	Datadog, Inc.*	28,936
461	DocuSign, Inc.*	64,420
5,732	Dropbox, Inc. Class A*	129,371
721	Dynatrace, Inc.*	27,737
426	Fair Isaac Corp.*	171,529
1,553	Fortinet, Inc.*	216,178
368	Guidewire Software, Inc.*	37,749
1,556	Intuit, Inc.	451,738
22,639	Microsoft Corp.	4,148,597
1,384	Nemetschek SE	110,020
492	Nice Ltd.*	91,295
14,134	NortonlifeLock, Inc.	321,972
797	Open Text Corp.	33,111
7,205	Oracle Corp. (Software)	401,386
272	Palo Alto Networks, Inc.*	63,993
253	Paycom Software, Inc.*	75,199
353	PTC, Inc.*	26,962
947	RingCentral, Inc. Class A*	259,715
2,430	salesforce.com, Inc.*	424,740
2,681	SAP SE	342,155
847	ServiceNow, Inc.*	328,577
887	Slack Technologies, Inc. Class A*	31,089
373	Splunk, Inc.*	69,318
3,891	SS&C Technologies Holdings, Inc.	225,269
1,020	Synopsys, Inc.*	184,528
170	Temenos AG	26,130
19,516	The Sage Group PLC	167,353
107	The Trade Desk, Inc. Class A*	33,337
345	Trend Micro, Inc.	18,990
264	Tyler Technologies, Inc.*	99,082
1,127	VMware, Inc. Class A*	176,116
369	Workday, Inc. Class A*	67,686
256	Zoom Video Communications, Inc. Class A*	45,947

		11,170,580

Specialty Retail – 0.4%
359	ABC-Mart, Inc.	21,807
857	Advance Auto Parts, Inc.	119,397
291	AutoZone, Inc.*	334,027
4,909	Best Buy Co., Inc.	383,344
868	Burlington Stores, Inc.*	181,994
548	CarMax, Inc.*	48,251
240	Fast Retailing Co. Ltd.	134,900
12,455	Hennes & Mauritz AB Class B	189,422
8,855	Industria de Diseno Textil SA	246,642
16,245	JD Sports Fashion PLC	133,183
18,754	Kingfisher PLC	45,516
3,242	Lowe’s Cos., Inc.	422,595
1,181	Nitori Holdings Co. Ltd.	213,824

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
618	O’Reilly Automotive, Inc.*	$ 257,854
1,923	Ross Stores, Inc.	186,454
3,649	The Home Depot, Inc.	906,704
5,499	The TJX Cos., Inc.	290,127
743	Tiffany & Co.	95,201
1,638	Tractor Supply Co.	199,869
855	Ulta Beauty, Inc.*	208,629
913	USS Co. Ltd.	15,920
17,757	Yamada Denki Co. Ltd.	86,414

		4,722,074

Technology Hardware, Storage & Peripherals – 0.4%
14,258	Apple, Inc.	4,533,189
3,222	Brother Industries Ltd.	60,973
1,951	Canon, Inc.	40,063
1,766	Dell Technologies, Inc. Class C*	87,664
3,575	FUJIFILM Holdings Corp.	163,973
2,305	Hewlett Packard Enterprise Co.	22,382
6,832	HP, Inc.	103,436
580	Logitech International SA	34,461
2,773	NetApp, Inc.	123,509
3,283	Seagate Technology PLC	174,130
2,067	Seiko Epson Corp.	23,422
1,093	Western Digital Corp.	48,496

		5,415,698

Textiles, Apparel & Luxury Goods – 0.2%
1,087	adidas AG*	288,280
9,718	Burberry Group PLC	181,468
363	Cie Financiere Richemont SA	21,337
626	EssilorLuxottica SA	81,473
397	Hermes International	331,772
231	Kering SA	121,104
1,485	Lululemon Athletica, Inc.*	445,641
885	LVMH Moet Hennessy Louis Vuitton SE	371,280
4,924	Moncler SpA*	184,507
5,352	NIKE, Inc. Class B	527,600
2,701	Pandora A/S	135,332
2,198	Puma SE*	158,129
1,650	Ralph Lauren Corp.	124,591
947	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	60,179
3,016	VF Corp.	169,198

		3,201,891

Tobacco – 0.1%
1,989	Altria Group, Inc.	77,670
7,972	British American Tobacco PLC	316,173
3,298	Imperial Brands PLC	60,156
2,193	Japan Tobacco, Inc.	43,523
5,275	Philip Morris International, Inc.	386,974
2,528	Swedish Match AB	176,437

		1,060,933

Trading Companies & Distributors – 0.1%
532	Ashtead Group PLC	15,887
2,195	Brenntag AG	116,781
1,401	Bunzl PLC	32,788

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares		Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
	7,757	Fastenal Co.	$ 320,054
	2,572	Ferguson PLC	202,849
	6,031	HD Supply Holdings, Inc.*	191,243
	4,427	ITOCHU Corp.	95,200
	24,929	Marubeni Corp.	121,372
	2,883	Mitsubishi Corp.	67,379
	1,782	Mitsui & Co. Ltd.	27,099
	4,984	MonotaRO Co. Ltd.	181,305
	3,884	Sumitomo Corp.	46,799
	3,740	Toyota Tsusho Corp.	95,156
	775	United Rentals, Inc.*	107,640
	805	W.W. Grainger, Inc.	249,244

			1,870,796

Transportation Infrastructure – 0.0%
	149	Aena SME SA(a)	21,204
	3,378	Atlantia SpA*	55,533
	1,352	Getlink SE*	19,552
	3,824	Kamigumi Co. Ltd.	74,945
	8,929	Transurban Group	85,284

			256,518

Water Utilities – 0.0%
	964	American Water Works Co., Inc.	122,428
	1,834	Essential Utilities, Inc.	80,256
	2,038	Severn Trent PLC	61,712
	3,555	United Utilities Group PLC	40,471

			304,867

Wireless Telecommunication Services – 0.1%
	6,240	KDDI Corp.	182,141
	8,265	NTT DOCOMO, Inc.	227,152
	635	Rogers Communications, Inc. Class B	26,611
	4,105	Softbank Corp.	52,125
	1,169	T-Mobile US, Inc.*	116,947
	2,727	Tele2 AB Class B	36,132
	59,757	Vodafone Group PLC	98,270

			739,378

TOTAL COMMON STOCKS (Cost $134,423,040)			$ 158,409,589

Preferred Stocks – 0.0%
Automobiles – 0.0%
Volkswagen AG
EUR	211	3.650%	$ 31,243

Chemicals – 0.0%
FUCHS PETROLUB SE
	3,146	2.690	125,943

Health Care Equipment & Supplies* – 0.0%
Sartorius AG
	310	0.120	115,565

TOTAL PREFERRED STOCKS (Cost $252,183)			$ 272,751

Shares	Description		Value

Right* – 0.0%
Beverages – 0.0%
Davide Campari-Milano SpA
4,488	06/21/20		$ —
(Cost $0)

Principal Amount	Interest Rate	Maturity Date	Value

Exchange Traded Funds – 75.1%
$ 574,773	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)		$ 16,691,408
3,203,305	iShares Core MSCI Emerging Markets ETF		144,276,857
5,138,233	iShares MSCI EAFE ETF		306,444,216
985,216	iShares MSCI EAFE Small-Cap ETF		52,305,117
1,695,630	Vanguard S&P 500 ETF		474,352,493

TOTAL EXCHANGE TRADED FUNDS (Cost $939,101,734)			$ 994,070,091

Shares	Dividend Rate		Value

Investment Company(b) – 9.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
121,213,776	0.151%		$ 121,213,776
(Cost $121,213,776)

TOTAL INVESTMENTS – 96.2% (Cost $1,194,990,733)			$1,273,966,207

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%			49,774,377

NET ASSETS – 100.0%			$1,323,740,584

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	8,130,000	USD	4,732,430	06/17/20	$686,737
	CHF	4,220,000	USD	4,323,252	06/17/20	66,440
	DKK	5,010,000	USD	727,531	06/17/20	18,794
	EUR	22,510,000	USD	24,201,375	06/17/20	794,421
	GBP	9,725,000	USD	11,366,550	06/17/20	644,647
	HKD	12,810,000	USD	1,650,899	06/17/20	1,106
	ILS	800,000	USD	220,779	06/17/20	7,098
	JPY	1,573,000,000	USD	14,245,823	06/17/20	343,253
	NOK	3,100,000	USD	271,100	06/17/20	47,850
	NZD	170,000	USD	97,082	06/17/20	8,439
	SEK	15,450,000	USD	1,510,640	06/17/20	129,302
	SGD	1,070,000	USD	735,570	06/17/20	21,822
	USD	28,425,536	CHF	26,910,000	06/17/20	433,447
	USD	5,532,500	DKK	36,780,000	06/17/20	53,487
	USD	92,995,477	EUR	82,830,000	06/17/20	1,018,497
	USD	46,676,141	GBP	36,095,000	06/17/20	2,095,762
	USD	971,736	ILS	3,360,000	06/17/20	14,656
	USD	72,222,353	JPY	7,690,000,000	06/17/20	900,043
	USD	1,711,052	NOK	15,900,000	06/17/20	75,152
	USD	774,621	NZD	1,230,000	06/17/20	11,148
	USD	3,596,595	SGD	4,980,000	06/17/20	71,535

TOTAL						$7,443,636

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	17,210,000	USD	12,839,051	06/17/20	$(339,415)
	USD	19,582,343	AUD	29,650,000	06/17/20	(181,284)
	USD	132,152	CHF	130,000	06/17/20	(3,075)
	USD	9,532,443	HKD	74,080,000	06/17/20	(21,069)
	USD	34,246	NZD	60,000	06/17/20	(2,996)
	USD	7,863,653	SEK	74,100,000	06/17/20	(1,698)

TOTAL						$(549,537)

FUTURES CONTRACTS — At May 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	978	06/19/20	$68,107,920	$13,708,679
S&P 500 E-Mini Index	456	06/19/20	69,357,600	9,920,243
S&P Toronto Stock Exchange 60 Index	272	06/18/20	36,179,744	5,454,266

TOTAL FUTURES CONTRACTS				$29,083,188

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	1,219	$3,047,500	$4,662,675	$1,362,691	$3,299,984
Eurodollar Futures	98.25	06/14/2021	1,066	2,665,000	4,144,075	1,202,273	2,941,802
Eurodollar Futures	98.25	09/13/2021	1,041	2,602,500	4,059,900	1,225,865	2,834,035

TOTAL			3,326	$8,315,000	$12,866,650	$3,790,829	$9,075,821

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$2,675.00	05/29/2020	4	$400	$148,680	$147,724	$956
S&P 500 Index	2,770.00	05/29/2020	4	400	118,440	109,724	8,716
S&P 500 Index	2,830.00	05/29/2020	3	300	65,010	64,293	717
S&P 500 Index	2,865.00	05/29/2020	3	300	54,510	53,793	717
S&P 500 Index	2,885.00	05/29/2020	1	100	16,410	15,931	479
S&P 500 Index	2,985.00	05/29/2020	2	200	12,340	11,862	478
S&P 500 Index	3,020.00	05/29/2020	10	1,000	16,500	24,310	(7,810)
S&P 500 Index	3,025.00	05/29/2020	10	1,000	40,500	19,310	21,190
S&P 500 Index	3,030.00	05/29/2020	10	1,000	40,375	14,310	26,065
S&P 500 Index	3,035.00	05/29/2020	10	1,000	10,000	9,310	690
S&P 500 Index	3,040.00	05/29/2020	10	1,000	5,900	4,310	1,590

Total purchased option contracts			67	$6,700	$528,665	$474,877	$53,788

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$2,725.00	06/19/2020	(3)	$(30)	$(11,213)	$(3,665)	$(7,548)
Euro Stoxx 50 Index	2,850.00	06/19/2020	(2)	(20)	(4,985)	(1,121)	(3,864)
Euro Stoxx 50 Index	2,900.00	06/19/2020	(12)	(120)	(24,324)	(9,122)	(15,202)
Euro Stoxx 50 Index	2,975.00	06/19/2020	(29)	(290)	(40,143)	(25,941)	(14,202)
Euro Stoxx 50 Index	3,000.00	06/19/2020	(19)	(190)	(22,609)	(10,538)	(12,071)
Euro Stoxx 50 Index	3,025.00	06/19/2020	(23)	(230)	(23,157)	(21,556)	(1,601)
Euro Stoxx 50 Index	3,100.00	06/19/2020	(13)	(130)	(7,129)	(5,196)	(1,933)
Euro Stoxx 50 Index	2,875.00	07/17/2020	(21)	(210)	(52,287)	(16,382)	(35,905)
Euro Stoxx 50 Index	3,000.00	07/17/2020	(14)	(140)	(20,949)	(9,878)	(11,071)
Euro Stoxx 50 Index	3,025.00	07/17/2020	(22)	(220)	(29,061)	(11,965)	(17,096)
Euro Stoxx 50 Index	3,125.00	07/17/2020	(7)	(70)	(5,136)	(3,659)	(1,477)
Euro Stoxx 50 Index	3,200.00	07/17/2020	(13)	(130)	(5,483)	(5,469)	(14)
Euro Stoxx 50 Index	3,050.00	08/21/2020	(3)	(30)	(4,492)	(2,104)	(2,388)
Euro Stoxx 50 Index	3,225.00	08/21/2020	(6)	(60)	(3,630)	(3,610)	(20)
FTSE 100 Index	5,800.00	06/19/2020	(1)	(10)	(4,094)	(1,900)	(2,194)
FTSE 100 Index	5,950.00	06/19/2020	(3)	(30)	(8,096)	(4,288)	(3,808)
FTSE 100 Index	5,975.00	06/19/2020	(4)	(40)	(9,955)	(9,383)	(572)
FTSE 100 Index	6,050.00	06/19/2020	(3)	(30)	(5,706)	(8,371)	2,665
FTSE 100 Index	6,075.00	06/19/2020	(2)	(20)	(3,458)	(2,891)	(567)
FTSE 100 Index	6,150.00	06/19/2020	(7)	(70)	(8,774)	(8,085)	(689)
FTSE 100 Index	6,275.00	06/19/2020	(1)	(10)	(660)	(1,441)	781
FTSE 100 Index	6,025.00	07/17/2020	(4)	(40)	(11,708)	(6,253)	(5,455)
FTSE 100 Index	6,150.00	07/17/2020	(3)	(30)	(6,224)	(5,114)	(1,110)
FTSE 100 Index	6,225.00	07/17/2020	(2)	(20)	(3,273)	(2,765)	(508)
FTSE 100 Index	6,275.00	07/17/2020	(4)	(40)	(5,508)	(4,094)	(1,414)
FTSE 100 Index	6,450.00	07/17/2020	(3)	(30)	(2,056)	(2,056)	—
FTSE 100 Index	6,300.00	08/21/2020	(1)	(10)	(1,840)	(1,394)	(446)
FTSE 100 Index	6,500.00	08/21/2020	(1)	(10)	(981)	(1,000)	19
Nikkei 225 Index	19,000.00	06/12/2020	(1)	(1,000)	(26,798)	(5,838)	(20,960)
Nikkei 225 Index	19,625.00	06/12/2020	(3)	(3,000)	(62,033)	(11,678)	(50,355)
Nikkei 225 Index	20,250.00	06/12/2020	(2)	(2,000)	(30,414)	(8,763)	(21,651)
Nikkei 225 Index	20,625.00	06/12/2020	(7)	(7,000)	(83,731)	(26,370)	(57,361)
Nikkei 225 Index	20,750.00	06/12/2020	(2)	(2,000)	(21,883)	(6,381)	(15,502)
Nikkei 225 Index	20,500.00	07/10/2020	(1)	(1,000)	(14,836)	(5,127)	(9,709)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Nikkei 225 Index	$20,750.00	07/10/2020	(3)	$(3,000)	$(38,667)	$(13,656)	$(25,011)
Nikkei 225 Index	20,875.00	07/10/2020	(3)	(3,000)	(35,606)	(11,974)	(23,632)
Nikkei 225 Index	21,125.00	07/10/2020	(3)	(3,000)	(30,600)	(7,267)	(23,333)
Nikkei 225 Index	21,375.00	07/10/2020	(2)	(2,000)	(16,784)	(4,921)	(11,863)
Nikkei 225 Index	21,625.00	08/14/2020	(1)	(1,000)	(9,134)	(3,389)	(5,745)
S&P 500 Index	2,975.00	06/03/2020	(13)	(1,300)	(116,220)	(43,315)	(72,905)
S&P 500 Index	2,970.00	06/10/2020	(13)	(1,300)	(141,115)	(38,002)	(103,113)
S&P 500 Index	3,020.00	06/17/2020	(13)	(1,300)	(108,745)	(66,467)	(42,278)
S&P 500 Index	3,075.00	06/24/2020	(13)	(1,300)	(78,325)	(42,321)	(36,004)
S&P 500 Index	2,865.00	06/30/2020	(1)	(100)	(22,240)	(8,999)	(13,241)
S&P 500 Index	2,940.00	06/30/2020	(3)	(300)	(48,315)	(26,707)	(21,608)
S&P 500 Index	2,995.00	06/30/2020	(3)	(300)	(35,880)	(12,460)	(23,420)
S&P 500 Index	3,010.00	06/30/2020	(3)	(300)	(32,730)	(15,551)	(17,179)
S&P 500 Index	3,015.00	06/30/2020	(4)	(400)	(42,240)	(35,080)	(7,160)
S&P 500 Index	3,025.00	06/30/2020	(2)	(200)	(19,780)	(9,300)	(10,480)
S&P 500 Index	3,040.00	06/30/2020	(2)	(200)	(17,790)	(11,354)	(6,436)
S&P 500 Index	3,095.00	06/30/2020	(1)	(100)	(5,700)	(3,180)	(2,520)
S&P 500 Index	3,125.00	06/30/2020	(10)	(1,000)	(42,650)	(30,425)	(12,225)
S&P 500 Index	3,130.00	06/30/2020	(10)	(1,000)	(40,450)	(28,651)	(11,799)
S&P 500 Index	3,135.00	06/30/2020	(10)	(1,000)	(38,400)	(27,100)	(11,300)
S&P 500 Index	3,140.00	06/30/2020	(10)	(1,000)	(36,400)	(25,531)	(10,869)
S&P 500 Index	3,145.00	06/30/2020	(10)	(1,000)	(34,450)	(23,461)	(10,989)
S&P 500 Index	3,035.00	07/31/2020	(1)	(100)	(12,895)	(5,412)	(7,483)
S&P 500 Index	3,050.00	07/31/2020	(1)	(100)	(11,935)	(6,620)	(5,315)
S&P 500 Index	3,080.00	07/31/2020	(2)	(200)	(20,240)	(13,928)	(6,312)
S&P 500 Index	3,140.00	07/31/2020	(3)	(300)	(20,715)	(13,286)	(7,429)

			(382)	$(43,060)	$(1,624,632)	$(781,755)	$(842,877)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
Euro Stoxx 50 Index	$2,075.00	06/19/2020	(3)	$(30)	$(33)	$(4,007)	$3,974
Euro Stoxx 50 Index	2,400.00	06/19/2020	(12)	(120)	(506)	(14,032)	13,526
Euro Stoxx 50 Index	2,525.00	06/19/2020	(7)	(70)	(497)	(13,809)	13,312
Euro Stoxx 50 Index	2,550.00	06/19/2020	(21)	(210)	(1,655)	(17,025)	15,370
Euro Stoxx 50 Index	2,575.00	06/19/2020	(18)	(180)	(1,578)	(17,519)	15,941
Euro Stoxx 50 Index	2,600.00	06/19/2020	(19)	(190)	(1,877)	(18,901)	17,024
Euro Stoxx 50 Index	2,700.00	06/19/2020	(8)	(80)	(1,235)	(4,344)	3,109
Euro Stoxx 50 Index	2,800.00	06/19/2020	(13)	(130)	(3,204)	(12,536)	9,332
Euro Stoxx 50 Index	2,500.00	07/17/2020	(21)	(210)	(4,662)	(13,956)	9,294
Euro Stoxx 50 Index	2,550.00	07/17/2020	(3)	(30)	(786)	(3,480)	2,694
Euro Stoxx 50 Index	2,650.00	07/17/2020	(14)	(140)	(5,067)	(10,394)	5,327
Euro Stoxx 50 Index	2,700.00	07/17/2020	(19)	(190)	(8,078)	(14,247)	6,169
Euro Stoxx 50 Index	2,750.00	07/17/2020	(7)	(70)	(3,504)	(7,943)	4,439
Euro Stoxx 50 Index	2,900.00	07/17/2020	(13)	(130)	(10,664)	(10,635)	(29)
Euro Stoxx 50 Index	2,650.00	08/21/2020	(3)	(30)	(1,885)	(2,744)	859
Euro Stoxx 50 Index	2,850.00	08/21/2020	(6)	(60)	(6,241)	(6,254)	13
FTSE 100 Index	4,500.00	06/19/2020	(1)	(10)	(43)	(3,117)	3,074
FTSE 100 Index	4,950.00	06/19/2020	(2)	(20)	(235)	(5,089)	4,854
FTSE 100 Index	5,175.00	06/19/2020	(4)	(40)	(766)	(6,581)	5,815
FTSE 100 Index	5,200.00	06/19/2020	(3)	(30)	(593)	(6,223)	5,630
FTSE 100 Index	5,250.00	06/19/2020	(1)	(10)	(222)	(4,472)	4,250
FTSE 100 Index	5,400.00	06/19/2020	(4)	(40)	(1,260)	(8,077)	6,817
FTSE 100 Index	5,500.00	06/19/2020	(2)	(20)	(803)	(2,248)	1,445
FTSE 100 Index	5,550.00	06/19/2020	(3)	(30)	(1,371)	(6,399)	5,028
FTSE 100 Index	5,325.00	07/17/2020	(4)	(40)	(2,915)	(5,431)	2,516
FTSE 100 Index	5,350.00	07/17/2020	(1)	(10)	(766)	(2,498)	1,732
FTSE 100 Index	5,425.00	07/17/2020	(3)	(30)	(2,612)	(4,738)	2,126
FTSE 100 Index	5,475.00	07/17/2020	(2)	(20)	(1,902)	(5,117)	3,215
FTSE 100 Index	5,650.00	07/17/2020	(4)	(40)	(5,212)	(6,240)	1,028
FTSE 100 Index	5,900.00	07/17/2020	(3)	(30)	(6,206)	(6,095)	(111)
FTSE 100 Index	5,575.00	08/21/2020	(1)	(10)	(1,878)	(2,052)	174
FTSE 100 Index	5,800.00	08/21/2020	(1)	(10)	(2,575)	(2,532)	(43)
Nikkei 225 Index	14,750.00	06/12/2020	(1)	(1,000)	(46)	(10,957)	10,911

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Nikkei 225 Index	$16,125.00	06/12/2020	(3)	$(3,000)	$(222)	$(20,059)	$19,837
Nikkei 225 Index	17,500.00	06/12/2020	(4)	(4,000)	(445)	(28,057)	27,612
Nikkei 225 Index	17,750.00	06/12/2020	(3)	(3,000)	(362)	(18,059)	17,697
Nikkei 225 Index	18,000.00	06/12/2020	(3)	(3,000)	(417)	(14,574)	14,157
Nikkei 225 Index	18,625.00	06/12/2020	(1)	(1,000)	(204)	(5,081)	4,877
Nikkei 225 Index	17,250.00	07/10/2020	(1)	(1,000)	(612)	(5,034)	4,422
Nikkei 225 Index	17,750.00	07/10/2020	(1)	(1,000)	(751)	(5,799)	5,048
Nikkei 225 Index	18,000.00	07/10/2020	(3)	(3,000)	(2,532)	(9,476)	6,944
Nikkei 225 Index	18,250.00	07/10/2020	(2)	(2,000)	(1,817)	(12,137)	10,320
Nikkei 225 Index	19,000.00	07/10/2020	(3)	(3,000)	(4,033)	(16,210)	12,177
Nikkei 225 Index	19,500.00	07/10/2020	(2)	(2,000)	(3,616)	(7,799)	4,183
Nikkei 225 Index	19,250.00	08/14/2020	(1)	(1,000)	(2,967)	(5,199)	2,232
S&P 500 Index	2,725.00	06/03/2020	(13)	(1,300)	(422)	(58,990)	58,568
S&P 500 Index	2,725.00	06/10/2020	(13)	(1,300)	(3,998)	(64,798)	60,800
S&P 500 Index	2,800.00	06/17/2020	(13)	(1,300)	(16,705)	(42,864)	26,159
S&P 500 Index	2,880.00	06/24/2020	(13)	(1,300)	(38,285)	(66,102)	27,817
S&P 500 Index	2,395.00	06/30/2020	(1)	(100)	(485)	(9,333)	8,848
S&P 500 Index	2,465.00	06/30/2020	(3)	(300)	(1,875)	(24,773)	22,898
S&P 500 Index	2,605.00	06/30/2020	(2)	(200)	(2,200)	(25,280)	23,080
S&P 500 Index	2,645.00	06/30/2020	(4)	(400)	(5,200)	(23,300)	18,100
S&P 500 Index	2,670.00	06/30/2020	(3)	(300)	(4,335)	(21,800)	17,465
S&P 500 Index	2,700.00	06/30/2020	(3)	(300)	(4,935)	(20,691)	15,756
S&P 500 Index	2,770.00	06/30/2020	(2)	(200)	(4,470)	(8,474)	4,004
S&P 500 Index	2,870.00	06/30/2020	(1)	(100)	(3,480)	(5,566)	2,086
S&P 500 Index	2,905.00	06/30/2020	(10)	(1,000)	(40,650)	(54,436)	13,786
S&P 500 Index	2,910.00	06/30/2020	(10)	(1,000)	(41,599)	(55,774)	14,175
S&P 500 Index	2,915.00	06/30/2020	(10)	(1,000)	(42,550)	(56,824)	14,274
S&P 500 Index	2,920.00	06/30/2020	(10)	(1,000)	(43,500)	(58,176)	14,676
S&P 500 Index	2,925.00	06/30/2020	(10)	(1,000)	(44,500)	(60,340)	15,840
S&P 500 Index	2,630.00	07/31/2020	(1)	(100)	(3,300)	(9,360)	6,060
S&P 500 Index	2,660.00	07/31/2020	(1)	(100)	(3,620)	(9,206)	5,586

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$2,730.00	07/31/2020	(2)	$(200)	$(8,969)	$(13,045)	$4,076
S&P 500 Index	2,825.00	07/31/2020	(3)	(300)	(17,940)	(24,962)	7,022

			(382)	$(43,060)	$(431,874)	$(1,121,270)	$689,397

Total written option contracts			(764)	$(86,120)	$(2,056,506)	$(1,903,025)	$(153,480)

TOTAL			(697)	$(79,420)	$(1,527,840)	$(1,428,148)	$(99,692)

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2020:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$619,102	$14,587,240	$—
Australia and Oceania	—	3,158,058	—
Europe	3,406,870	31,508,224	—
North America	105,402,846	—	—
Exchange Traded Funds	994,070,091	—	—
Investment Company	121,213,776	—	—

Total	$1,224,712,685	$49,253,522	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$7,443,636	$—
Futures Contracts(b)	29,083,188	—	—
Options Purchased	13,395,315	—	—

Total	$42,478,503	$7,443,636	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(549,537)	$—
Written option contracts	(2,056,505)	—	—

Total	$(2,056,505)	$(549,537)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.